Note 5 - Convertible Debt - Related Party (Details Textual) (USD $) In Thousands, except Per Share data, unless otherwise specified	1 Months Ended	0 Months Ended	9 Months Ended
	Sep. 25, 2013	Jun. 16, 2014	Dec. 31, 2014	Mar. 31, 2014	Mar. 13, 2014	Jan. 21, 2014	Nov. 26, 2013	Oct. 07, 2013	Oct. 28, 2014	May 29, 2014
Debt Instrument, Convertible, Conversion Price					$ 1.54	$ 1.39	$ 1.01	$ 0.95
Convertible Debt, Noncurrent			$ 26,522	$ 22,414
Accrued Liabilities, Current			1,134	918
Board of Directors Chairman [Member]
Additional Financing, Debt or Equity Raised, Maximum									2,500
Additional Financing, Capital									2,500
Aggregate of 2014 Note, 2013 Note, and Replacement Note [Member]
Accrued Liabilities, Current			447
The 2013 Note [Member]
Related Party Transaction, Rate	1.66%
Debt Instrument, Convertible, Conversion Price	$ 0.89
Notes Payable, Related Parties	3,500
The 2014 Note [Member] | Board of Directors Chairman [Member]
Long Term Debt Maximum Amount Lender Agreed To Financial Assistance		5,000								5,000
Related Party Transaction, Rate		1.91%
Debt Instrument, Convertible, Conversion Price		$ 1.11
Convertible Debt, Noncurrent			4,000
Convertible Debt [Member]
Debt Instrument, Unamortized Discount			978
Convertible Debt [Member] | The 2013 Note [Member]
Debt Instrument, Unamortized Discount			978
Debt Instrument, Convertible, Remaining Discount Amortization Period			3 years 273 days
Convertible Debt - Related Party [Member] | The 2013 Note [Member]
Due to Related Parties			$ 3,500